Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CIK 5272

1-8787

CERTNYS

NYSE Group

07050779

RECD S.E.C.
APR 1 3 2007
1086

April 13, 2007

PROCESSED
APR 1 6 2007
THOMSON FINANCIAL

B

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American International Group, Inc., 5.75% Series A-2 Junior Subordinated Debentures and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 12, 2007. Tentative listing date – April 13, 2007.

Sincerely,

Paras Madho

END